UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Hong T. Le

The Growth Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Growth Fund of America® Semi-annual report for the six months ended February 28, 2023

We take a flexible
approach to growth
investing with a focus
on long-term capital
appreciation

The Growth Fund of America seeks to provide you with growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–13.56%	9.12%	12.08%
Class A shares (reflecting 5.75% maximum sales charge)	–18.71	7.61	11.18

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.40% for Class F-2 shares and 0.60% for Class A shares as of the prospectus dated November 1, 2022.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors

Results for The Growth Fund of America for the periods ended February 28, 2023, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/investments/fund/GFFFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

12	Financial statements

16	Notes to financial statements

26	Financial highlights

Results at a glance

Total returns for periods ended February 28, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

The Growth Fund of America (Class F-2 shares)[2]	0.66%	–13.83%	7.95%	12.08%	13.37%
The Growth Fund of America (Class A shares)	0.56	–14.02	7.72	11.84	13.13
S&P 500 Index[3]	1.26	–7.69	9.82	12.25	10.97

Past results are not predictive of results in future periods.

[1]	Since Capital Research and Management Company (CRMC) began managing the fund on December 1, 1973.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

The Growth Fund of America	1

Investment portfolio February 28, 2023	unaudited

Sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Microsoft	5.05%
Amazon	2.80
Meta Platforms	2.75
Alphabet	2.69
Broadcom	2.43
Tesla	2.42
UnitedHealth Group	2.39
ASML	1.92
Netflix	1.90
Mastercard	1.80

Common stocks 92.97%	Shares	Value (000)
Information technology 22.37%
Microsoft Corp.	41,939,412	$10,460,528
Broadcom, Inc.	8,487,418	5,043,988
ASML Holding NV	4,020,248	2,483,294
ASML Holding NV (New York registered) (ADR)	2,407,395	1,487,120
Mastercard, Inc., Class A	10,525,013	3,739,432
Taiwan Semiconductor Manufacturing Company, Ltd.	86,333,051	1,447,880
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	3,519,477	306,441
NVIDIA Corp.	6,884,623	1,598,334
Applied Materials, Inc.	12,464,744	1,447,780
Micron Technology, Inc.	22,377,660	1,293,876
ServiceNow, Inc.[1]	2,988,355	1,291,477
Visa, Inc., Class A	5,099,398	1,121,562
Motorola Solutions, Inc.	3,963,396	1,041,620
Salesforce, Inc.[1]	5,580,345	913,000
Apple, Inc.	5,376,177	792,502
Shopify, Inc., Class A, subordinate voting shares[1]	17,332,082	713,042
Synopsys, Inc.[1]	1,916,900	697,292
Wolfspeed, Inc.[1,2]	8,696,888	643,396
Cloudflare, Inc., Class A1	10,675,445	640,633
EPAM Systems, Inc.[1]	1,891,449	581,904
Snowflake, Inc., Class A1	3,471,981	536,004
Block, Inc., Class A1	6,186,626	474,700
MongoDB, Inc., Class A1	2,111,385	442,377
Fiserv, Inc.[1]	3,357,570	386,423
DocuSign, Inc.[1]	6,188,856	379,686
Affirm Holdings, Inc., Class A1,3	21,931,254	298,704
Palo Alto Networks, Inc.[1]	1,521,411	286,588
Constellation Software, Inc.	162,572	279,531
TE Connectivity, Ltd.	2,020,775	257,285
Atlassian Corp., Class A1	1,546,200	254,087
Ceridian HCM Holding, Inc.[1]	3,342,377	243,760
MicroStrategy, Inc., Class A1,3	803,352	210,695
Nice, Ltd. (ADR)[1]	1,010,491	209,586
Keyence Corp.	452,200	195,586
CDW Corp.	961,893	194,706
Genpact, Ltd.	4,039,906	192,825
Monolithic Power Systems, Inc.	397,330	192,423
Toast, Inc., Class A1	10,028,663	189,742
MKS Instruments, Inc.	1,929,377	187,015
Datadog, Inc., Class A1	2,423,951	185,481
RingCentral, Inc., Class A1	5,562,485	183,785
First Solar, Inc.[1]	1,081,675	182,955
Smartsheet, Inc., Class A1	3,789,626	166,819
Autodesk, Inc.[1]	787,030	156,375
Amadeus IT Group SA, Class A, non-registered shares[1]	2,199,183	138,169
Adobe, Inc.[1]	425,672	137,896
Trimble, Inc.[1]	2,612,928	136,029
Zscaler, Inc.[1]	1,003,789	131,647

2	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Fidelity National Information Services, Inc.	2,000,000	$126,740
BILL Holdings, Inc.[1]	1,341,674	113,546
Intuit, Inc.	256,000	104,238
Ciena Corp.[1]	2,023,092	97,553
CrowdStrike Holdings, Inc., Class A1	770,600	93,004
Alteryx, Inc., Class A1	1,418,345	92,632
Kulicke and Soffa Industries, Inc.	1,524,058	81,232
Concentrix Corp.	590,483	80,802
HubSpot, Inc.[1]	206,582	79,918
Nuvei Corp., subordinate voting shares[1]	2,485,261	76,097
Globant SA1	450,329	74,340
Arista Networks, Inc.[1]	506,708	70,280
Accenture PLC, Class A	255,564	67,865
Enphase Energy, Inc.[1]	317,241	66,789
Marqeta, Inc., Class A1	10,675,000	61,915
Samsung Electronics Co., Ltd.	1,305,500	59,787
GoDaddy, Inc., Class A1	787,182	59,598
GitLab, Inc., Class A1	1,229,450	54,145
Qorvo, Inc.[1]	521,950	52,660
VeriSign, Inc.[1]	261,124	51,397
QUALCOMM, Inc.	385,921	47,673
Zebra Technologies Corp., Class A1	157,953	47,425
TELUS International (Cda), Inc., subordinate voting shares[1,3]	2,197,547	46,830
Fair Isaac Corp.[1]	67,662	45,834
Stripe, Inc., Class B1,4,5	1,123,404	23,075
CCC Intelligent Solutions Holdings, Inc.[1]	1,290,880	11,566
Guidewire Software, Inc.[1]	47,000	3,300
		46,366,221

Consumer discretionary 19.03%
Amazon.com, Inc.[1]	61,671,197	5,811,277
Tesla, Inc.[1]	24,390,126	5,017,293
Airbnb, Inc., Class A1	17,424,078	2,148,040
D.R. Horton, Inc.[2]	20,013,292	1,850,829
Home Depot, Inc.	4,995,203	1,481,277
Royal Caribbean Cruises, Ltd.[1,2]	19,969,827	1,410,669
Chipotle Mexican Grill, Inc.[1]	861,117	1,283,994
LVMH Moët Hennessy-Louis Vuitton SE	1,430,446	1,193,743
NVR, Inc.[1,2]	180,497	933,823
Flutter Entertainment PLC[1]	5,640,635	908,935
Caesars Entertainment, Inc.[1,2]	17,683,884	897,634
MercadoLibre, Inc.[1]	702,938	857,584
Booking Holdings, Inc.[1]	325,965	822,736
General Motors Company	20,842,598	807,442
DoorDash, Inc., Class A1	14,381,650	786,101
Dollar Tree Stores, Inc.[1]	4,836,437	702,638
NIKE, Inc., Class B	5,760,655	684,308
Aptiv PLC[1]	5,564,991	647,097
Target Corp.	3,837,493	646,618
Burlington Stores, Inc.[1]	2,988,582	640,304
Dollar General Corp.	2,950,461	638,185
Hilton Worldwide Holdings, Inc.	4,200,118	606,959
Las Vegas Sands Corp.[1]	9,588,754	551,066
Darden Restaurants, Inc.	3,622,567	517,991
Floor & Decor Holdings, Inc., Class A1,2	5,622,708	516,221
Hermès International	280,473	508,914
Evolution AB	3,725,706	450,800
Polaris, Inc.[2]	3,857,278	438,765
Coupang, Inc., Class A1	26,997,136	418,726
Mattel, Inc.[1,2]	22,411,430	403,182
Moncler SpA	6,524,681	398,887
Etsy, Inc.[1]	3,236,519	392,946
Starbucks Corp.	3,521,155	359,475
Lennar Corp., Class A	3,629,762	351,143
adidas AG	2,017,573	302,301
Wayfair, Inc., Class A1,3	6,962,212	281,900
Norwegian Cruise Line Holdings, Ltd.[1]	17,848,875	264,520
Churchill Downs, Inc.	1,031,818	253,600

The Growth Fund of America	3

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
CarMax, Inc.[1]	3,564,619	$246,101
Kering SA	417,921	245,329
Peloton Interactive, Inc., Class A1	18,318,027	236,669
Vail Resorts, Inc.	872,156	203,640
Rivian Automotive, Inc., Class A1	8,332,695	160,821
Galaxy Entertainment Group, Ltd.	23,285,000	154,850
Adient PLC[1]	3,437,538	146,852
lululemon athletica, Inc.[1]	424,258	131,181
Tapestry, Inc.	2,892,300	125,844
Aramark	3,157,453	116,194
DraftKings, Inc., Class A1	4,196,114	79,139
Toll Brothers, Inc.	1,303,547	78,135
YETI Holdings, Inc.[1]	1,985,128	77,380
YUM! Brands, Inc.	478,244	60,813
Skyline Champion Corp.[1]	807,417	55,235
TopBuild Corp.[1]	221,563	45,994
Tractor Supply Co.	184,723	43,088
Domino’s Pizza, Inc.	140,511	41,312
Xpeng, Inc., Class A (ADR)[1,3]	2,445,000	21,809
Meituan, Class B1	81,180	1,408
		39,459,717

Health care 14.35%
UnitedHealth Group, Inc.	10,417,263	4,957,992
Regeneron Pharmaceuticals, Inc.[1]	2,772,084	2,107,948
Thermo Fisher Scientific, Inc.	3,679,300	1,993,298
Eli Lilly and Company	6,185,669	1,925,104
Seagen, Inc.[1,2]	10,420,553	1,872,469
Alnylam Pharmaceuticals, Inc.[1,2]	7,571,953	1,449,650
Abbott Laboratories	14,076,023	1,431,813
Vertex Pharmaceuticals, Inc.[1]	4,797,749	1,392,739
Stryker Corp.	4,214,313	1,107,859
Zoetis, Inc., Class A	5,955,987	994,650
GE HealthCare Technologies, Inc.[1]	12,001,941	912,147
Teva Pharmaceutical Industries, Ltd. (ADR)[1,2]	58,734,848	582,062
Danaher Corp.	2,303,464	570,176
NovoCure, Ltd.[1,2]	7,288,727	561,013
Novo Nordisk A/S, Class B	3,835,319	542,947
Edwards Lifesciences Corp.[1]	6,425,110	516,836
Intuitive Surgical, Inc.[1]	2,166,266	496,920
Oak Street Health, Inc.[1,2]	12,310,014	435,774
Moderna, Inc.[1]	3,109,770	431,667
Insulet Corp.[1]	1,526,469	421,855
Centene Corp.[1]	5,995,784	410,112
AbbVie, Inc.	2,525,004	388,598
DexCom, Inc.[1]	3,364,336	373,475
Humana, Inc.	697,589	345,320
Align Technology, Inc.[1]	1,067,000	330,236
PerkinElmer, Inc.	2,317,348	288,672
Catalent, Inc.[1]	3,989,781	272,183
Karuna Therapeutics, Inc.[1]	1,259,844	251,238
ResMed, Inc.	1,041,019	221,737
Mettler-Toledo International, Inc.[1]	151,785	217,616
AstraZeneca PLC	1,552,888	203,227
Zimmer Biomet Holdings, Inc.	1,638,664	202,981
Molina Healthcare, Inc.[1]	655,612	180,510
Penumbra, Inc.[1]	581,600	151,210
QIAGEN NV1	3,036,071	139,507
CVS Health Corp.	1,301,000	108,686
Ascendis Pharma A/S (ADR)[1]	933,393	103,691
Verily Life Sciences, LLC[1,4,5]	673,374	101,444
Guardant Health, Inc.[1]	3,069,239	94,809
Exact Sciences Corp.[1]	1,453,000	90,565
Veeva Systems, Inc., Class A1	487,922	80,829
Horizon Therapeutics PLC[1]	701,949	76,856
BeiGene, Ltd. (ADR)[1]	306,017	68,741
Elevance Health, Inc.	127,304	59,791
BioMarin Pharmaceutical, Inc.[1]	574,200	57,185

4	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Masimo Corp.[1]	296,000	$49,524
R1 RCM, Inc.[1]	3,033,129	43,070
CRISPR Therapeutics AG1	800,865	39,499
Galapagos NV1	729,041	26,896
Ultragenyx Pharmaceutical, Inc.[1]	505,857	22,506
Daiichi Sankyo Company, Ltd.	690,000	21,705
Bachem Holding AG3	158,643	15,825
Biohaven, Ltd.[1]	527,378	8,058
		29,751,221

Industrials 10.69%
General Electric Co.	33,614,172	2,847,457
Carrier Global Corp.[2]	47,883,287	2,156,184
TransDigm Group, Inc.	2,648,932	1,970,461
Old Dominion Freight Line, Inc.	5,422,999	1,839,807
Caterpillar, Inc.	6,249,532	1,497,075
Boeing Company[1]	6,644,373	1,339,173
Airbus SE, non-registered shares	6,827,375	895,587
United Airlines Holdings, Inc.[1]	16,330,189	848,517
Uber Technologies, Inc.[1]	23,944,947	796,409
United Rentals, Inc.	1,504,394	704,854
Raytheon Technologies Corp.	6,819,656	668,940
Axon Enterprise, Inc.[1]	2,562,563	513,307
HEICO Corp.	2,795,023	462,772
HEICO Corp., Class A	304,677	39,654
CSX Corp.	14,819,395	451,843
Safran SA	3,156,652	447,264
Jacobs Solutions, Inc.	3,695,620	441,627
Waste Connections, Inc.	3,287,006	440,196
Ryanair Holdings PLC (ADR)[1]	4,116,904	381,925
Ryanair Holdings PLC[1]	315,525	4,906
Robert Half International, Inc.	4,563,138	367,880
Chart Industries, Inc.[1,2]	2,643,904	352,961
Delta Air Lines, Inc.[1]	8,839,795	338,918
Canadian Pacific Railway, Ltd.	4,327,918	328,662
Otis Worldwide Corp.	3,525,235	298,305
Saia, Inc.[1]	1,016,249	275,271
Rockwell Automation	670,364	197,711
Equifax, Inc.	803,997	162,834
ABB, Ltd.	4,700,796	156,119
AMETEK, Inc.	930,696	131,749
Honeywell International, Inc.	613,683	117,508
Armstrong World Industries, Inc.	1,435,435	113,184
Advanced Drainage Systems, Inc.	1,253,151	111,192
Southwest Airlines Co.	2,817,000	94,595
Dun & Bradstreet Holdings, Inc.	6,236,084	74,895
Simpson Manufacturing Co., Inc.	686,564	74,053
Copart, Inc.[1]	994,400	70,065
Northrop Grumman Corp.	112,462	52,195
Regal Rexnord Corp.	314,703	49,610
ManpowerGroup, Inc.	357,039	30,306
TFI International, Inc.	96,415	11,767
Einride AB1,4,5	267,404	9,240
		22,166,978

Communication services 9.20%
Meta Platforms, Inc., Class A1	32,622,119	5,706,913
Alphabet, Inc., Class C1	34,169,785	3,085,531
Alphabet, Inc., Class A1	27,776,735	2,501,573
Netflix, Inc.[1]	12,201,074	3,930,332
Charter Communications, Inc., Class A1	1,623,838	596,939
Take-Two Interactive Software, Inc.[1]	4,183,058	458,254
Comcast Corp., Class A	10,973,165	407,873
ZoomInfo Technologies, Inc.[1]	14,252,869	344,492
T-Mobile US, Inc.[1]	2,390,894	339,937
Paramount Global, Class B3	14,960,000	320,443
Iridium Communications, Inc.	3,946,314	242,185
Snap, Inc., Class A, nonvoting shares[1]	23,058,914	234,048

The Growth Fund of America	5

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Frontier Communications Parent, Inc.[1]	7,995,693	$218,762
Warner Bros. Discovery, Inc., Class A1	9,469,652	147,916
Activision Blizzard, Inc.	1,582,698	120,681
Walt Disney Company[1]	1,057,000	105,288
Verizon Communications, Inc.	2,523,000	97,918
Epic Games, Inc.[1,4,5]	84,249	56,484
Pinterest, Inc., Class A1	1,904,258	47,816
Tencent Holdings, Ltd.	811,800	35,536
Electronic Arts, Inc.	289,103	32,073
ROBLOX Corp., Class A1	619,000	22,680
Sea, Ltd., Class A (ADR)[1]	200,000	12,498
Yandex NV, Class A1,4	9,341,235	–	[6]
		19,066,172

Financials 6.30%
JPMorgan Chase & Co.	7,146,766	1,024,489
Morgan Stanley	9,940,898	959,297
KKR & Co., Inc.	15,575,180	877,661
Progressive Corp.	4,295,417	616,478
Berkshire Hathaway, Inc., Class B1	1,977,729	603,563
MSCI, Inc.	1,154,973	603,069
First Republic Bank	4,794,036	589,714
Wells Fargo & Company	11,967,256	559,709
Blackstone, Inc., nonvoting shares	5,967,153	541,817
Marsh & McLennan Companies, Inc.	2,679,271	434,417
Apollo Asset Management, Inc.	5,837,360	413,869
American International Group, Inc.	6,742,851	412,056
Goldman Sachs Group, Inc.	1,087,687	382,485
BlackRock, Inc.	554,731	382,448
Bank of America Corp.	10,535,162	361,356
Discover Financial Services	3,015,132	337,695
Western Alliance Bancorporation	4,035,610	299,604
LPL Financial Holdings, Inc.	1,093,896	272,993
Arch Capital Group, Ltd.[1]	3,879,136	271,539
Blue Owl Capital, Inc., Class A3	21,967,854	271,083
CME Group, Inc., Class A	1,382,695	256,296
S&P Global, Inc.	689,030	235,097
Essent Group, Ltd.[2]	5,465,000	234,722
Chubb, Ltd.	1,006,897	212,475
Capital One Financial Corp.	1,907,863	208,110
Ryan Specialty Holdings, Inc., Class A1	4,799,706	202,164
SVB Financial Group[1]	580,634	167,286
HDFC Bank, Ltd.	4,458,000	86,261
HDFC Bank, Ltd. (ADR)	1,007,000	68,114
AIA Group, Ltd.	14,270,688	151,354
Signature Bank	1,239,444	142,598
Nasdaq, Inc.	2,317,900	129,941
Ares Management Corp., Class A	1,610,284	129,837
Trupanion, Inc.[1,3]	1,985,685	117,910
Focus Financial Partners, Inc., Class A1	2,175,948	112,845
Nu Holdings, Ltd., Class A1	22,235,267	112,066
PNC Financial Services Group, Inc.	554,000	87,488
Charles Schwab Corp.	1,024,034	79,793
Tradeweb Markets, Inc., Class A	1,029,030	72,948
Rocket Companies, Inc., Class A3	2,858,367	22,467
Fifth Third Bancorp	133,000	4,828
Lumine Group, Inc., subordinate voting shares[1,4]	410,737	4,205
		13,054,147

Energy 4.65%
Cenovus Energy, Inc. (CAD denominated)	68,745,824	1,267,604
Cenovus Energy, Inc.	16,005,500	295,141
EOG Resources, Inc.	11,100,838	1,254,617
Canadian Natural Resources, Ltd. (CAD denominated)	19,493,065	1,101,583
Halliburton Company	25,646,179	929,161
Pioneer Natural Resources Company	3,046,404	610,530
ConocoPhillips	5,687,596	587,813
Hess Corp.	4,278,289	576,285

6	The Growth Fund of America

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Baker Hughes Co., Class A	16,751,793	$512,605
Schlumberger, Ltd.	8,486,304	451,556
Chevron Corp.	2,568,178	412,886
Tourmaline Oil Corp.	7,063,586	309,566
Weatherford International[1,2]	4,553,214	303,335
Cheniere Energy, Inc.	1,807,000	284,313
Chesapeake Energy Corp.	3,334,855	269,490
Coterra Energy, Inc.	6,614,839	165,173
Antero Resources Corp.[1]	4,775,000	125,105
New Fortress Energy, Inc., Class A	3,417,776	112,752
Diamondback Energy, Inc.	445,000	62,558
Equitrans Midstream Corp.	1,089,167	6,568
		9,638,641

Materials 3.25%
Freeport-McMoRan, Inc.	30,915,040	1,266,589
Linde PLC	3,351,735	1,167,644
Vale SA (ADR), ordinary nominative shares	52,113,803	851,539
Vale SA, ordinary nominative shares	8,729,222	142,257
Albemarle Corp.	2,201,729	559,922
Nutrien, Ltd. (CAD denominated)	6,575,240	512,334
Steel Dynamics, Inc.	3,151,203	397,398
Sherwin-Williams Company	1,772,385	392,317
Corteva, Inc.	5,374,725	334,792
Mosaic Co.	6,116,927	325,359
ATI, Inc.[1]	5,968,619	242,624
Shin-Etsu Chemical Co., Ltd.	1,548,900	217,851
Glencore PLC	26,111,660	155,582
Summit Materials, Inc., Class A	3,835,753	113,308
Livent Corp.[1]	2,300,000	53,935
		6,733,451

Consumer staples 2.04%
Philip Morris International, Inc.	11,780,345	1,146,228
Costco Wholesale Corp.	1,299,823	629,348
Constellation Brands, Inc., Class A	2,025,783	453,168
British American Tobacco PLC	11,564,427	437,269
Altria Group, Inc.	5,431,891	252,203
Estée Lauder Companies, Inc., Class A	957,141	232,633
Monster Beverage Corp.[1]	1,601,400	162,959
Seven & i Holdings Co., Ltd.[3]	3,415,600	152,774
Reckitt Benckiser Group PLC	2,176,958	150,881
Molson Coors Beverage Company, Class B, restricted voting shares	2,574,742	136,951
L’Oréal SA, non-registered shares	319,991	126,954
Performance Food Group Co.[1]	2,086,449	118,072
Fever-Tree Drinks PLC[2]	7,436,086	95,259
Archer Daniels Midland Company	1,168,240	92,992
Celsius Holdings, Inc.[1]	312,743	28,397
Kroger Co.	138,000	5,953
JUUL Labs, Inc., Class A1,4,5	433,213	2,179
		4,224,220

Utilities 0.85%
PG&E Corp.[1]	78,320,224	1,223,362
AES Corp.	9,535,605	235,339
CenterPoint Energy, Inc.	3,937,190	109,533
Constellation Energy Corp.	1,077,302	80,679
Edison International	670,767	44,411
Exelon Corp.	895,747	36,179
NextEra Energy, Inc.	402,588	28,596
		1,758,099

The Growth Fund of America	7

Common stocks (continued)	Shares		Value (000)
Real estate 0.24%
Equinix, Inc. REIT		272,904	$187,832
Zillow Group, Inc., Class C, nonvoting shares[1]		4,403,062	184,928
SBA Communications Corp. REIT, Class A		319,345	82,822
American Tower Corp. REIT		267,183	52,905
			508,487

Total common stocks (cost: $112,031,234,000)			192,727,354

Preferred securities 0.37%
Financials 0.15%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]		62,208,020	139,346
Fannie Mae, Series T, 8.25% noncumulative preferred shares[1]		6,954,484	13,422
Fannie Mae, Series O, 7.00% noncumulative preferred shares[1]		1,739,366	5,827
Fannie Mae, Series R, 7.625% noncumulative preferred shares[1]		837,675	1,571
Fannie Mae, Series P, (3-month USD-LIBOR + 0.75%) 4.50% noncumulative preferred shares[1]		190,000	332
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]		71,426,283	151,424
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative preferred shares[1]		239,000	430
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[1]		212,500	370
			312,722

Consumer discretionary 0.15%
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares[1,4,5]		1,164,589	106,818
Waymo, LLC, Series B-2, preferred shares[1,4,5]		163,537	15,000
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares[1]		828,584	99,997
GM Cruise Holdings, LLC, Series F, preferred shares[1,4,5]		5,205,500	89,170
			310,985

Information technology 0.06%
Samsung Electronics Co., Ltd., nonvoting preferred shares		1,366,500	55,146
Chime Financial, Inc., Series G, preferred shares[1,4,5]		1,433,730	22,854
Tipalti Solutions, Ltd., Series F, preferred shares[1,4,5]		3,800,381	21,966
PsiQuantum Corp., Series D, preferred shares[1,4,5]		613,889	16,587
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,4,5]		376,444	7,732
			124,285

Industrials 0.01%
ABL Space Systems Co., Series B2, preferred shares[1,4,5]		576,000	18,392
Einride AB, Series C, preferred shares[1,4,5]		214,305	7,286
			25,678

Total preferred securities (cost: $1,405,452,000)			773,670

Rights & warrants 0.01%
Energy 0.01%
Cenovus Energy, Inc., warrants, expire 1/1/2026[1]		1,056,329	14,399

Total rights & warrants (cost: $3,560,000)			14,399

Convertible stocks 0.02%
Financials 0.02%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023		624,711	41,862

Total convertible stocks (cost: $38,526,000)			41,862

Convertible bonds & notes 0.01%	Principal amount (000)
Consumer discretionary 0.01%
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 6/15/2023[2]	USD	15,692	16,913

Total convertible bonds & notes (cost: $15,650,000)			16,913

8	The Growth Fund of America

Short-term securities 6.84%		Shares		Value (000)
Money market investments 6.55%
Capital Group Central Cash Fund 4.66%[2,7]			135,733,722	$13,573,372

Money market investments purchased with collateral from securities on loan 0.18%
Capital Group Central Cash Fund 4.66%[2,7,8]			1,845,369	184,537
Invesco Short-Term Investments Trust – Government & Agency Portfolio,Institutional Class 4.51%[7,8]			93,386,813	93,387
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.47%[7,8]			91,856,574	91,856
				369,780
	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury bills 0.11%
U.S. Treasury 11/30/2023	4.377%	USD	250,750	241,754

Total short-term securities (cost: $14,183,280,000)				14,184,906

Total investment securities 100.22% (cost: $127,677,702,000)				207,759,104
Other assets less liabilities (0.22)%				(454,907)

Net assets 100.00%				$207,304,197

Investments in affiliates[2]

	Value of affiliates at 9/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 2/28/2023 (000)	Dividend or interest income (000)
Common stocks 7.30%
Information technology 0.31%
Wolfspeed, Inc.[1]	$665,758	$278,868	$62,654	$(3,623)	$(234,953)	$643,396	$–
MongoDB, Inc., Class A1,9	1,602,235	49,784	466,498	(39,512)	(703,632)	–	–
						643,396

Consumer discretionary 3.11%
D.R. Horton, Inc.	1,100,035	389,710	1,070	929	361,225	1,850,829	9,195
Royal Caribbean Cruises, Ltd.[1]	364,007	531,295	16,862	3,338	528,891	1,410,669	–
NVR, Inc.[1]	751,119	61,057	73,226	7,944	186,929	933,823	–
Caesars Entertainment, Inc.[1]	731,375	34,294	772	135	132,602	897,634	–
Floor & Decor Holdings, Inc., Class A1	457,895	–	449	249	58,526	516,221	–
Polaris, Inc.	437,326	–	411	56	1,794	438,765	4,976
Mattel, Inc.[1]	513,000	58,405	71,764	(9,751)	(86,708)	403,182	–
						6,451,123

Health care 2.36%
Seagen, Inc.[1]	1,054,082	492,986	1,001	664	325,738	1,872,469	–
Alnylam Pharmaceuticals, Inc.[1]	1,254,316	314,301	1,277	601	(118,291)	1,449,650	–
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	531,464	–	508	80	51,026	582,062	–
NovoCure, Ltd.[1]	571,177	29,665	587	310	(39,552)	561,013	–
Oak Street Health, Inc.[1]	215,675	91,011	220	21	129,287	435,774	–
						4,900,968

The Growth Fund of America	9

Investments in affiliates[2] (continued)

	Value of affiliates at 9/1/2022 (000)	Additions (000)	Reductions (000)		Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 2/28/2023 (000)	Dividend or interest income (000)
Industrials 1.21%
Carrier Global Corp.	$2,102,542	$–	$255,343		$(45,974)	$354,959	$2,156,184	$17,944
Chart Industries, Inc.[1]	420,355	74,829	410		144	(141,957)	352,961	–
Old Dominion Freight Line, Inc.[9]	1,519,417	291,568	345,376		5,349	368,849	–	5,462
							2,509,145

Financials 0.11%
Essent Group, Ltd.	218,751	–	209		– [6]	16,180	234,722	1,257
Energy 0.15%
Weatherford International[1]	128,248	–	133		44	175,176	303,335	–
Consumer staples 0.05%
Fever-Tree Drinks PLC	78,906	–	74		(45)	16,472	95,259	456
Total common stocks							15,137,948

Convertible bonds & notes 0.01%
Consumer discretionary 0.01%
Royal Caribbean Cruises, Ltd., convertible notes, 4.25%6/15/2023	15,513	–	15		– [6]	1,415	16,913	400
Short-term securities 6.64%
Money market investments 6.55%
Capital Group Central Cash Fund 4.66%[7]	14,830,410	14,241,166	15,501,014		(367)	3,177	13,573,372	267,076

Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 4.66%[7,8]	231,424		46,887	[10]			184,537	–	[11]
Total short-term securities							13,757,909
Total 13.95%					$(79,408)	$1,387,153	$28,912,770	$306,766

Restricted securities[5]

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares[1,4]	5/1/2020	$100,000	$106,818		.05%
Waymo, LLC, Series B-2, preferred shares[1,4]	6/11/2021	15,000	15,000	.01
Verily Life Sciences, LLC[1,4]	12/21/2018	83,000	101,444	.05
GM Cruise Holdings, LLC, Series F, preferred shares[1,4]	5/7/2020	95,000	89,170	.04
Epic Games, Inc.[1,4]	3/29/2021	74,560	56,484	.03
Stripe, Inc., Class B1,4	5/6/2021	45,080	23,075	.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,4]	3/15/2021	15,105	7,732	.00	[12]
Chime Financial, Inc., Series G, preferred shares[1,4]	8/24/2021	99,027	22,854	.01
Tipalti Solutions, Ltd., Series F, preferred shares[1,4]	12/1/2021	65,064	21,966	.01
ABL Space Systems Co., Series B2, preferred shares[1,4]	10/22/2021	39,166	18,392	.01
PsiQuantum Corp., Series D, preferred shares[1,4]	5/28/2021	16,100	16,587	.01
Einride AB1,4	2/1/2023	9,092	9,240	.01
Einride AB, Series C, preferred shares[1,4]	11/23/2022	7,286	7,286	.00	[12]
JUUL Labs, Inc., Class A1,4	4/8/2019	120,000	2,179	.00	[12]
Total		$783,480	$498,227		.24%

10	The Growth Fund of America

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $397,507,000, which represented .19% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Value determined using significant unobservable inputs.
[5]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $498,227,000, which represented .24% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 2/28/2023.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Affiliated issuer during the reporting period but no longer an affiliate at 2/28/2023. Refer to the investment portfolio for the security value at 2/28/2023.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[12]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

The Growth Fund of America	11

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2023	(dollars in thousands)

Assets:
Investment securities, at value (includes $397,507 of investment securities on loan):
Unaffiliated issuers (cost: $102,253,094)	$178,846,334
Affiliated issuers (cost: $25,424,608)	28,912,770	$207,759,104
Cash		725
Cash denominated in currencies other than U.S. dollars (cost: $24)		26
Cash collateral received for securities on loan		41,087
Receivables for:
Sales of investments	352,641
Sales of fund’s shares	121,101
Dividends and interest	159,490
Securities lending income	31
Other	4	633,267
		208,434,209
Liabilities:
Collateral for securities on loan		410,867
Payables for:
Purchases of investments	456,260
Repurchases of fund’s shares	167,123
Investment advisory services	42,877
Services provided by related parties	40,667
Trustees’ deferred compensation	5,724
Other	6,494	719,145
Net assets at February 28, 2023		$207,304,197

Net assets consist of:
Capital paid in on shares of beneficial interest		$117,188,011
Total distributable earnings		90,116,186
Net assets at February 28, 2023		$207,304,197

Refer to the notes to financial statements.

12	The Growth Fund of America

Financial statements (continued)

Statement of assets and liabilities	unaudited
at February 28, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (3,912,656 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$101,650,102	1,908,366		$53.27
Class C	3,030,325	64,666		46.86
Class T	12	—	*	53.20
Class F-1	5,058,921	95,751		52.83
Class F-2	27,013,519	508,818		53.09
Class F-3	9,669,218	181,524		53.27
Class 529-A	10,366,597	197,566		52.47
Class 529-C	308,282	6,565		46.96
Class 529-E	300,421	5,816		51.66
Class 529-T	18	—	*	53.20
Class 529-F-1	10	—	*	52.30
Class 529-F-2	788,861	14,834		53.18
Class 529-F-3	31	1		53.11
Class R-1	260,101	5,437		47.84
Class R-2	1,724,666	35,544		48.52
Class R-2E	186,212	3,619		51.46
Class R-3	3,889,920	75,161		51.75
Class R-4	4,774,152	90,654		52.66
Class R-5E	1,012,406	19,234		52.64
Class R-5	1,353,698	25,425		53.24
Class R-6	35,916,725	673,675		53.31

*	Amount less than one thousand.

Refer to the notes to financial statements.

The Growth Fund of America	13

Financial statements (continued)

Statement of operations	unaudited
for the six months ended February 28, 2023	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $19,347; also includes $306,366 from affiliates)	$1,249,091
Interest (includes $400 from affiliates)	4,045
Securities lending income (net of fees)	1,911	$1,255,047
Fees and expenses*:
Investment advisory services	266,971
Distribution services	181,009
Transfer agent services	78,695
Administrative services	30,358
529 plan services	3,463
Reports to shareholders	2,295
Registration statement and prospectus	975
Trustees’ compensation	559
Auditing and legal	240
Custodian	742
Other	153	565,460
Net investment income		689,587

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $1,217):
Unaffiliated issuers	10,201,303
Affiliated issuers	(79,408)
In-kind redemptions	128,655
Currency transactions	2,610	10,253,160
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $3,630):
Unaffiliated issuers	(11,312,596)
Affiliated issuers	1,387,153
Currency translations	493	(9,924,950)
Net realized gain and unrealized depreciation		328,210

Net increase in net assets resulting from operations		$1,017,797

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

14	The Growth Fund of America

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended February 28, 2023*	Year ended August 31, 2022
Operations:
Net investment income	$689,587	$735,769
Net realized gain	10,253,160	10,204,256
Net unrealized depreciation	(9,924,950)	(78,145,058)
Net increase (decrease) in net assets resulting from operations	1,017,797	(67,205,033)

Distributions paid to shareholders	(7,845,233)	(22,497,477)

Net capital share transactions	1,103,588	12,808,331

Total decrease in net assets	(5,723,848)	(76,894,179)

Net assets:
Beginning of period	213,028,045	289,922,224
End of period	$207,304,197	$213,028,045

*	Unaudited.

Refer to the notes to financial statements.

The Growth Fund of America	15

Notes to financial statements	unaudited

1. Organization

The Growth Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide growth of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

16	The Growth Fund of America

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

The Growth Fund of America	17

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2023 (dollars in thousands):

		Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$46,343,146	$—	$23,075	$46,366,221
Consumer discretionary	39,459,717	—	—	39,459,717
Health care	29,649,777	—	101,444	29,751,221
Industrials	22,157,738	—	9,240	22,166,978
Communication services	19,009,688	—	56,484	19,066,172
Financials	13,049,942	—	4,205	13,054,147
Energy	9,638,641	—	—	9,638,641
Materials	6,733,451	—	—	6,733,451
Consumer staples	4,222,041	—	2,179	4,224,220
Utilities	1,758,099	—	—	1,758,099
Real estate	508,487	—	—	508,487
Preferred securities	467,865	—	305,805	773,670
Rights & warrants	14,399	—	—	14,399
Convertible stocks	41,862	—	—	41,862
Convertible bonds & notes	—	16,913	—	16,913
Short-term securities	13,943,152	241,754	—	14,184,906
Total	$206,998,005	$258,667	$502,432	$207,759,104

18	The Growth Fund of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

The Growth Fund of America	19

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of February 28, 2023, the total value of securities on loan was $397,507,000, and the total value of collateral received was $410,867,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$622,728
Undistributed long-term capital gains	7,024,949
Post-October capital loss deferral*	(500,000)

*	This deferral is considered incurred in the subsequent year.

20	The Growth Fund of America

As of February 28, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$85,937,902
Gross unrealized depreciation on investments	(6,222,140)
Net unrealized appreciation on investments	79,715,762
Cost of investments	128,043,342

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 28, 2023						Year ended August 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$307,372		$3,429,760		$3,737,132		$117,403		$10,926,184	$11,043,587
Class C	—		117,786		117,786		—		402,119	402,119
Class T	—	†	—	†	—	†	—	†	1	1
Class F-1	12,410		173,346		185,756		—		584,336	584,336
Class F-2	143,133		909,282		1,052,415		104,867		2,871,495	2,976,362
Class F-3	61,984		318,394		380,378		44,237		893,053	937,290
Class 529-A	29,181		354,906		384,087		7,149		1,116,228	1,123,377
Class 529-C	—		12,044		12,044		—		44,516	44,516
Class 529-E	59		10,547		10,606		—		34,628	34,628
Class 529-T	—	†	1		1		—	†	2	2
Class 529-F-1	—	†	—	†	—	†	—	†	1	1
Class 529-F-2	4,287		26,021		30,308		2,551		73,501	76,052
Class 529-F-3	—	†	1		1		—	†	2	2
Class R-1	—		9,831		9,831		—		32,247	32,247
Class R-2	—		64,183		64,183		—		213,900	213,900
Class R-2E	—		6,495		6,495		—		20,959	20,959
Class R-3	—		137,213		137,213		—		470,734	470,734
Class R-4	12,048		165,279		177,327		1,862		585,697	587,559
Class R-5E	4,957		34,260		39,217		3,590		105,116	108,706
Class R-5	8,080		46,013		54,093		6,838		164,562	171,400
Class R-6	235,139		1,211,221		1,446,360		172,699		3,497,000	3,669,699
Total	$818,650		$7,026,583		$7,845,233		$461,196		$22,036,281	$22,497,477

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.500% on the first $1 billion of daily net assets and decreasing to 0.229% on such assets in excess of $269 billion. On September 13, 2022, the fund’s board of trustees approved an amended investment advisory and service agreement effective December 1, 2022, decreasing the annual rate to 0.227% and 0.225% on daily net assets in excess of $305 billion and $341 billion, respectively. For the six months ended February 28, 2023, the investment advisory services fees were $266,971,000, which were equivalent to an annualized rate of 0.264% of average daily net assets.

The Growth Fund of America	21

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2023, the 529 plan services fees were $3,463,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

22	The Growth Fund of America

For the six months ended February 28, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$122,481	$45,326		$14,895		Not applicable
Class C	15,013	1,377		454		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	5,933	3,088		749		Not applicable
Class F-2	Not applicable	14,318		3,987		Not applicable
Class F-3	Not applicable	53		1,355		Not applicable
Class 529-A	11,643	4,164		1,514		$3,052
Class 529-C	1,562	130		47		95
Class 529-E	738	71		44		89
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	110		113		227
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	1,262	122		38		Not applicable
Class R-2	6,360	3,017		254		Not applicable
Class R-2E	542	188		27		Not applicable
Class R-3	9,562	2,971		579		Not applicable
Class R-4	5,913	2,458		712		Not applicable
Class R-5E	Not applicable	753		146		Not applicable
Class R-5	Not applicable	341		202		Not applicable
Class R-6	Not applicable	208		5,242		Not applicable
Total class-specific expenses	$181,009	$78,695		$30,358		$3,463

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $559,000 in the fund’s statement of operations reflects $505,000 in current fees (either paid in cash or deferred) and a net increase of $54,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $797,102,000 and $1,213,989,000, respectively, which generated $199,369,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2023.

The Growth Fund of America	23

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2023

Class A	$2,732,209	51,858	$3,678,183		73,549		$(6,109,756)	(116,495)	$300,636	8,912
Class C	188,064	4,048	117,297		2,662		(408,532)	(8,771)	(103,171)	(2,061)
Class T	—	—	—		—		—	—	—	—
Class F-1	80,580	1,545	183,315		3,695		(366,580)	(7,037)	(102,685)	(1,797)
Class F-2	2,160,058	41,141	1,021,835		20,506		(3,778,590)	(72,164)	(596,697)	(10,517)
Class F-3	1,736,097	32,897	373,087		7,465		(1,072,797)	(20,420)	1,036,387	19,942
Class 529-A	419,059	8,068	383,967		7,793		(648,355)	(12,549)	154,671	3,312
Class 529-C	31,246	672	12,037		273		(62,368)	(1,331)	(19,085)	(386)
Class 529-E	12,508	245	10,604		219		(23,613)	(465)	(501)	(1)
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	72,982	1,389	30,301		607		(62,359)	(1,192)	40,924	804
Class 529-F-3	—	—	1		—	†	—	—	1	— †
Class R-1	14,734	310	9,819		218		(24,112)	(511)	441	17
Class R-2	144,426	3,015	64,124		1,405		(223,734)	(4,690)	(15,184)	(270)
Class R-2E	16,103	319	6,493		134		(20,200)	(398)	2,396	55
Class R-3	238,447	4,679	136,794		2,813		(473,513)	(9,299)	(98,272)	(1,807)
Class R-4	210,503	4,057	177,216		3,583		(541,821)	(10,485)	(154,102)	(2,845)
Class R-5E	109,593	2,121	39,212		794		(101,277)	(1,950)	47,528	965
Class R-5	74,083	1,405	53,737		1,076		(180,615)	(3,457)	(52,795)	(976)
Class R-6	2,241,038	43,157	1,440,755		28,798		(3,018,698)	(56,870)	663,095	15,085
Total net increase (decrease)	$10,481,730	200,926	$7,738,778		155,590		$(17,116,920)	(328,084)	$1,103,588	28,432

Refer to the end of the table for footnotes.

24	The Growth Fund of America

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2022

Class A	$7,931,916	119,722	$10,873,579	151,675		$(13,791,528)	(208,423)	$5,013,967	62,974
Class C	558,949	9,396	400,408	6,281		(1,042,813)	(17,774)	(83,456)	(2,097)
Class T	—	—	—	—		—	—	—	—
Class F-1	294,307	4,518	577,145	8,116		(961,859)	(14,675)	(90,407)	(2,041)
Class F-2	6,462,785	99,632	2,887,906	40,419		(6,492,079)	(99,208)	2,858,612	40,843
Class F-3	2,242,510	34,125	917,116	12,795		(2,113,197)	(32,395)	1,046,429	14,525
Class 529-A	1,099,601	16,704	1,123,163	15,893		(1,652,825)	(25,504)	569,939	7,093
Class 529-C	76,381	1,279	44,506	696		(176,890)	(2,959)	(56,003)	(984)
Class 529-E	31,790	491	34,622	497		(67,091)	(1,032)	(679)	(44)
Class 529-T	—	—	2	—	†	—	—	2	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	192,971	2,872	76,051	1,063		(119,065)	(1,793)	149,957	2,142
Class 529-F-3	5	1	3	—	†	—	—	8	1
Class R-1	36,889	631	32,161	494		(79,389)	(1,304)	(10,339)	(179)
Class R-2	374,844	6,165	213,765	3,242		(640,689)	(10,337)	(52,080)	(930)
Class R-2E	48,203	754	20,959	301		(87,466)	(1,304)	(18,304)	(249)
Class R-3	629,419	9,779	469,220	6,724		(1,374,003)	(21,011)	(275,364)	(4,508)
Class R-4	680,931	10,203	587,218	8,283		(1,726,459)	(26,532)	(458,310)	(8,046)
Class R-5E	255,735	3,884	108,703	1,534		(292,506)	(4,359)	71,932	1,059
Class R-5	193,049	2,954	170,439	2,379		(571,803)	(8,515)	(208,315)	(3,182)
Class R-6	6,934,436	107,058	3,656,418	50,967		(6,240,113)	(93,876)	4,350,741	64,149
Total net increase (decrease)	$28,044,721	430,168	$22,193,385	311,359		$(37,429,775)	(571,001)	$12,808,331	170,526

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $33,076,137,000 and $37,974,905,000, respectively, during the six months ended February 28, 2023.

The Growth Fund of America	25

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
2/28/2023[5,6]	$55.10	$.16	$.02	$.18	$(.17)	$(1.84)	$(2.01)	$53.27	.56%[7]	$101,650		.64%[8]		.64%[8]		.60%[8]
8/31/2022	78.42	.15	(17.40)	(17.25)	(.06)	(6.01)	(6.07)	55.10	(23.78)	104,664		.60		.60		.23
8/31/2021	63.18	.05	18.10	18.15	(.17)	(2.74)	(2.91)	78.42	29.49	144,012		.61		.61		.07
8/31/2020	49.39	.22	17.23	17.45	(.38)	(3.28)	(3.66)	63.18	37.07	114,585		.64		.64		.42
8/31/2019	56.31	.30	(2.09)	(1.79)	(.31)	(4.82)	(5.13)	49.39	(1.31)	87,316		.63		.63		.61
8/31/2018	48.81	.28	10.70	10.98	(.25)	(3.23)	(3.48)	56.31	23.49	93,649		.62		.62		.53
Class C:
2/28/2023[5,6]	48.73	(.03)	— [9]	(.03)	—	(1.84)	(1.84)	46.86	.18 [7]	3,030		1.38	[8]	1.38	[8]	(.14)[8]
8/31/2022	70.50	(.32)	(15.44)	(15.76)	—	(6.01)	(6.01)	48.73	(24.36)	3,252		1.36		1.36		(.53)
8/31/2021	57.32	(.42)	16.34	15.92	—	(2.74)	(2.74)	70.50	28.54	4,852		1.35		1.35		(.68)
8/31/2020	45.09	(.14)	15.65	15.51	— [9]	(3.28)	(3.28)	57.32	36.07	4,153		1.38		1.38		(.30)
8/31/2019	51.96	(.08)	(1.97)	(2.05)	—	(4.82)	(4.82)	45.09	(2.09)	4,134		1.41		1.41		(.17)
8/31/2018	45.39	(.13)	9.93	9.80	—	(3.23)	(3.23)	51.96	22.54	4,953		1.42		1.42		(.28)
Class T:
2/28/2023[5,6]	55.13	.23	— [9]	.23	(.32)	(1.84)	(2.16)	53.20	.68 [7,10]	—	[11]	.37	[8,10]	.37	[8,10]	.87	[8,10]
8/31/2022	78.44	.31	(17.38)	(17.07)	(.23)	(6.01)	(6.24)	55.13	(23.58)[10]	—	[11]	.36	[10]	.36	[10]	.47	[10]
8/31/2021	63.19	.20	18.10	18.30	(.31)	(2.74)	(3.05)	78.44	29.76 [10]	—	[11]	.38	[10]	.38	[10]	.29	[10]
8/31/2020	49.39	.34	17.24	17.58	(.50)	(3.28)	(3.78)	63.19	37.40 [10]	—	[11]	.40	[10]	.40	[10]	.66	[10]
8/31/2019	56.34	.41	(2.12)	(1.71)	(.42)	(4.82)	(5.24)	49.39	(1.11)[10]	—	[11]	.41	[10]	.41	[10]	.83	[10]
8/31/2018	48.84	.38	10.72	11.10	(.37)	(3.23)	(3.60)	56.34	23.76 [10]	—	[11]	.42	[10]	.42	[10]	.73	[10]
Class F-1:
2/28/2023[5,6]	54.64	.15	.01	.16	(.13)	(1.84)	(1.97)	52.83	.54 [7]	5,059		.66	[8]	.66	[8]	.58	[8]
8/31/2022	77.79	.11	(17.25)	(17.14)	—	(6.01)	(6.01)	54.64	(23.82)	5,330		.66		.66		.16
8/31/2021	62.70	.01	17.95	17.96	(.13)	(2.74)	(2.87)	77.79	29.40	7,747		.66		.66		.02
8/31/2020	49.02	.20	17.11	17.31	(.35)	(3.28)	(3.63)	62.70	37.05	8,196		.67		.67		.40
8/31/2019	55.92	.27	(2.09)	(1.82)	(.26)	(4.82)	(5.08)	49.02	(1.40)	7,539		.69		.69		.54
8/31/2018	48.47	.24	10.64	10.88	(.20)	(3.23)	(3.43)	55.92	23.43	8,381		.69		.69		.45
Class F-2:
2/28/2023[5,6]	55.00	.22	— [9]	.22	(.29)	(1.84)	(2.13)	53.09	.66 [7]	27,014		.41	[8]	.41	[8]	.83	[8]
8/31/2022	78.29	.29	(17.35)	(17.06)	(.22)	(6.01)	(6.23)	55.00	(23.62)	28,563		.40		.40		.43
8/31/2021	63.07	.19	18.07	18.26	(.30)	(2.74)	(3.04)	78.29	29.76	37,459		.40		.40		.28
8/31/2020	49.30	.34	17.20	17.54	(.49)	(3.28)	(3.77)	63.07	37.38	28,682		.41		.41		.65
8/31/2019	56.25	.40	(2.11)	(1.71)	(.42)	(4.82)	(5.24)	49.30	(1.10)	22,265		.42		.42		.81
8/31/2018	48.76	.39	10.69	11.08	(.36)	(3.23)	(3.59)	56.25	23.76	22,226		.42		.42		.74
Class F-3:
2/28/2023[5,6]	55.22	.25	— [9]	.25	(.36)	(1.84)	(2.20)	53.27	.71 [7]	9,669		.30	[8]	.30	[8]	.94	[8]
8/31/2022	78.57	.36	(17.40)	(17.04)	(.30)	(6.01)	(6.31)	55.22	(23.53)	8,922		.29		.29		.54
8/31/2021	63.28	.26	18.13	18.39	(.36)	(2.74)	(3.10)	78.57	29.88	11,555		.30		.30		.38
8/31/2020	49.45	.39	17.26	17.65	(.54)	(3.28)	(3.82)	63.28	37.53	8,120		.31		.31		.75
8/31/2019	56.41	.46	(2.13)	(1.67)	(.47)	(4.82)	(5.29)	49.45	(1.01)	5,796		.32		.32		.92
8/31/2018	48.90	.44	10.71	11.15	(.41)	(3.23)	(3.64)	56.41	23.86	4,704		.33		.33		.84
Class 529-A:
2/28/2023[5,6]	54.31	.15	— [9]	.15	(.15)	(1.84)	(1.99)	52.47	.52 [7]	10,367		.67	[8]	.67	[8]	.57	[8]
8/31/2022	77.37	.13	(17.14)	(17.01)	(.04)	(6.01)	(6.05)	54.31	(23.79)	10,549		.64		.64		.20
8/31/2021	62.38	.02	17.87	17.89	(.16)	(2.74)	(2.90)	77.37	29.45	14,481		.64		.64		.03
8/31/2020	48.80	.20	17.01	17.21	(.35)	(3.28)	(3.63)	62.38	37.01	11,695		.68		.68		.38
8/31/2019	55.70	.26	(2.07)	(1.81)	(.27)	(4.82)	(5.09)	48.80	(1.38)	8,569		.70		.70		.54
8/31/2018	48.33	.24	10.59	10.83	(.23)	(3.23)	(3.46)	55.70	23.41	9,114		.70		.70		.46

Refer to the end of the table for footnotes.

26	The Growth Fund of America

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2023[5,6]	$48.85	$(.05)	$— [9]	$(.05)	$—	$(1.84)	$(1.84)	$46.96	.14%[7]	$308		1.44%[8]		1.44%[8]		(.20)%[8]
8/31/2022	70.68	(.35)	(15.47)	(15.82)	—	(6.01)	(6.01)	48.85	(24.39)	340		1.41		1.41		(.59)
8/31/2021	57.48	(.44)	16.38	15.94	—	(2.74)	(2.74)	70.68	28.49	561		1.38		1.38		(.71)
8/31/2020	45.23	(.15)	15.68	15.53	—	(3.28)	(3.28)	57.48	35.98	544		1.42		1.42		(.31)
8/31/2019	52.11	(.10)	(1.96)	(2.06)	—	(4.82)	(4.82)	45.23	(2.11)	989		1.45		1.45		(.21)
8/31/2018	45.54	(.16)	9.96	9.80	—	(3.23)	(3.23)	52.11	22.46	1,240		1.46		1.46		(.34)
Class 529-E:
2/28/2023[5,6]	53.41	.08	.02	.10	(.01)	(1.84)	(1.85)	51.66	.41 [7]	300		.91	[8]	.91	[8]	.33	[8]
8/31/2022	76.33	(.04)	(16.87)	(16.91)	—	(6.01)	(6.01)	53.41	(23.98)	311		.88		.88		(.05)
8/31/2021	61.59	(.14)	17.64	17.50	(.02)	(2.74)	(2.76)	76.33	29.14	447		.88		.88		(.21)
8/31/2020	48.22	.08	16.80	16.88	(.23)	(3.28)	(3.51)	61.59	36.70	372		.90		.90		.16
8/31/2019	55.07	.15	(2.04)	(1.89)	(.14)	(4.82)	(4.96)	48.22	(1.60)	305		.93		.93		.30
8/31/2018	47.81	.11	10.48	10.59	(.10)	(3.23)	(3.33)	55.07	23.11	351		.94		.94		.21
Class 529-T:
2/28/2023[5,6]	55.10	.21	.02	.23	(.29)	(1.84)	(2.13)	53.20	.67 [7,10]	—	[11]	.42	[8,10]	.42	[8,10]	.82	[8,10]
8/31/2022	78.41	.28	(17.39)	(17.11)	(.19)	(6.01)	(6.20)	55.10	(23.64)[10]	—	[11]	.41	[10]	.41	[10]	.42	[10]
8/31/2021	63.17	.16	18.10	18.26	(.28)	(2.74)	(3.02)	78.41	29.71 [10]	—	[11]	.44	[10]	.44	[10]	.24	[10]
8/31/2020	49.38	.32	17.23	17.55	(.48)	(3.28)	(3.76)	63.17	37.33 [10]	—	[11]	.44	[10]	.44	[10]	.62	[10]
8/31/2019	56.32	.39	(2.12)	(1.73)	(.39)	(4.82)	(5.21)	49.38	(1.15)[10]	—	[11]	.45	[10]	.45	[10]	.79	[10]
8/31/2018	48.83	.35	10.72	11.07	(.35)	(3.23)	(3.58)	56.32	23.70 [10]	—	[11]	.47	[10]	.47	[10]	.68	[10]
Class 529-F-1:
2/28/2023[5,6]	54.19	.20	— [9]	.20	(.25)	(1.84)	(2.09)	52.30	.62 [7,10]	—	[11]	.48	[8,10]	.48	[8,10]	.76	[8,10]
8/31/2022	77.23	.23	(17.09)	(16.86)	(.17)	(6.01)	(6.18)	54.19	(23.68)[10]	—	[11]	.48	[10]	.48	[10]	.35	[10]
8/31/2021	62.24	.13	17.88	18.01	(.28)	(2.74)	(3.02)	77.23	29.74 [10]	—	[11]	.42	[10]	.42	[10]	.22	[10]
8/31/2020	48.69	.31	16.99	17.30	(.47)	(3.28)	(3.75)	62.24	37.35	642		.45		.45		.61
8/31/2019	55.65	.38	(2.12)	(1.74)	(.40)	(4.82)	(5.22)	48.69	(1.18)	445		.47		.47		.77
8/31/2018	48.28	.35	10.58	10.93	(.33)	(3.23)	(3.56)	55.65	23.69	384		.47		.47		.68
Class 529-F-2:
2/28/2023[5,6]	55.10	.22	— [9]	.22	(.30)	(1.84)	(2.14)	53.18	.66 [7]	789		.39	[8]	.39	[8]	.85	[8]
8/31/2022	78.40	.29	(17.37)	(17.08)	(.21)	(6.01)	(6.22)	55.10	(23.61)	773		.40		.40		.44
8/31/2021[5,12]	59.21	.15	22.06	22.21	(.28)	(2.74)	(3.02)	78.40	38.38 [7]	932		.43	[8]	.43	[8]	.26	[8]
Class 529-F-3:
2/28/2023[5,6]	55.05	.23	— [9]	.23	(.33)	(1.84)	(2.17)	53.11	.68 [7]	—	[11]	.36	[8]	.36	[8]	.88	[8]
8/31/2022	78.35	.32	(17.36)	(17.04)	(.25)	(6.01)	(6.26)	55.05	(23.58)	—	[11]	.35		.35		.49
8/31/2021[5,12]	59.21	.19	22.06	22.25	(.37)	(2.74)	(3.11)	78.35	38.45 [7]	—	[11]	.38	[8]	.35	[8]	.32	[8]
Class R-1:
2/28/2023[5,6]	49.71	(.03)	— [9]	(.03)	—	(1.84)	(1.84)	47.84	.18 [7]	260		1.38	[8]	1.38	[8]	(.14)[8]
8/31/2022	71.80	(.33)	(15.75)	(16.08)	—	(6.01)	(6.01)	49.71	(24.36)	269		1.38		1.38		(.55)
8/31/2021	58.35	(.45)	16.64	16.19	—	(2.74)	(2.74)	71.80	28.49	402		1.38		1.38		(.70)
8/31/2020	45.86	(.16)	15.93	15.77	—	(3.28)	(3.28)	58.35	36.01	388		1.40		1.40		(.33)
8/31/2019	52.74	(.09)	(1.97)	(2.06)	—	(4.82)	(4.82)	45.86	(2.08)	359		1.42		1.42		(.19)
8/31/2018	46.04	(.14)	10.07	9.93	—	(3.23)	(3.23)	52.74	22.50	448		1.42		1.42		(.28)

Refer to the end of the table for footnotes.

The Growth Fund of America	27

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2023[5,6]	$50.40	$(.04)	$— [9]	$(.04)	$—	$(1.84)	$(1.84)	$48.52	.15%[7]	$1,725	1.40%[8]		1.40%[8]		(.16)%[8]
8/31/2022	72.72	(.35)	(15.96)	(16.31)	—	(6.01)	(6.01)	50.40	(24.37)	1,805	1.40		1.40		(.57)
8/31/2021	59.07	(.46)	16.85	16.39	—	(2.74)	(2.74)	72.72	28.49	2,672	1.39		1.39		(.71)
8/31/2020	46.39	(.16)	16.12	15.96	—	(3.28)	(3.28)	59.07	36.01	2,337	1.40		1.40		(.34)
8/31/2019	53.29	(.09)	(1.99)	(2.08)	—	(4.82)	(4.82)	46.39	(2.10)	1,970	1.42		1.42		(.18)
8/31/2018	46.47	(.13)	10.18	10.05	—	(3.23)	(3.23)	53.29	22.55	2,304	1.41		1.41		(.27)
Class R-2E:
2/28/2023[5,6]	53.25	.03	.02	.05	—	(1.84)	(1.84)	51.46	.32 [7]	186	1.11	[8]	1.11	[8]	.14 [8]
8/31/2022	76.28	(.18)	(16.84)	(17.02)	—	(6.01)	(6.01)	53.25	(24.15)	190	1.10		1.10		(.27)
8/31/2021	61.67	(.28)	17.63	17.35	—	(2.74)	(2.74)	76.28	28.85	291	1.09		1.09		(.42)
8/31/2020	48.30	(.02)	16.83	16.81	(.16)	(3.28)	(3.44)	61.67	36.44	252	1.11		1.11		(.04)
8/31/2019	55.21	.06	(2.05)	(1.99)	(.10)	(4.82)	(4.92)	48.30	(1.81)	203	1.12		1.12		.12
8/31/2018	48.00	.02	10.52	10.54	(.10)	(3.23)	(3.33)	55.21	22.90	185	1.12		1.12		.04
Class R-3:
2/28/2023[5,6]	53.51	.07	.01	.08	—	(1.84)	(1.84)	51.75	.37 [7]	3,890	.95	[8]	.95	[8]	.29 [8]
8/31/2022	76.50	(.08)	(16.90)	(16.98)	—	(6.01)	(6.01)	53.51	(24.02)	4,118	.94		.94		(.12)
8/31/2021	61.75	(.18)	17.67	17.49	—	(2.74)	(2.74)	76.50	29.05	6,233	.94		.94		(.26)
8/31/2020	48.32	.06	16.84	16.90	(.19)	(3.28)	(3.47)	61.75	36.63	5,794	.95		.95		.12
8/31/2019	55.14	.13	(2.03)	(1.90)	(.10)	(4.82)	(4.92)	48.32	(1.64)	5,356	.97		.97		.26
8/31/2018	47.86	.09	10.49	10.58	(.07)	(3.23)	(3.30)	55.14	23.06	6,728	.97		.97		.17
Class R-4:
2/28/2023[5,6]	54.47	.15	.01	.16	(.13)	(1.84)	(1.97)	52.66	.54 [7]	4,774	.65	[8]	.65	[8]	.59 [8]
8/31/2022	77.58	.12	(17.20)	(17.08)	(.02)	(6.01)	(6.03)	54.47	(23.81)	5,093	.64		.64		.18
8/31/2021	62.53	.02	17.92	17.94	(.15)	(2.74)	(2.89)	77.58	29.44	7,878	.64		.64		.03
8/31/2020	48.89	.21	17.06	17.27	(.35)	(3.28)	(3.63)	62.53	37.06	7,403	.65		.65		.42
8/31/2019	55.79	.28	(2.09)	(1.81)	(.27)	(4.82)	(5.09)	48.89	(1.38)	6,860	.67		.67		.56
8/31/2018	48.38	.24	10.63	10.87	(.23)	(3.23)	(3.46)	55.79	23.46	8,391	.67		.67		.47
Class R-5E:
2/28/2023[5,6]	54.53	.20	.02	.22	(.27)	(1.84)	(2.11)	52.64	.65 [7]	1,012	.45	[8]	.45	[8]	.79 [8]
8/31/2022	77.70	.25	(17.20)	(16.95)	(.21)	(6.01)	(6.22)	54.53	(23.66)	996	.45		.45		.39
8/31/2021	62.61	.16	17.94	18.10	(.27)	(2.74)	(3.01)	77.70	29.69	1,337	.44		.44		.23
8/31/2020	48.97	.31	17.09	17.40	(.48)	(3.28)	(3.76)	62.61	37.36	990	.45		.45		.61
8/31/2019	55.97	.39	(2.14)	(1.75)	(.43)	(4.82)	(5.25)	48.97	(1.17)	732	.46		.46		.80
8/31/2018	48.55	.42	10.59	11.01	(.36)	(3.23)	(3.59)	55.97	23.72	296	.45		.45		.79
Class R-5:
2/28/2023[5,6]	55.17	.23	— [9]	.23	(.32)	(1.84)	(2.16)	53.24	.68 [7]	1,354	.35	[8]	.35	[8]	.89 [8]
8/31/2022	78.50	.32	(17.39)	(17.07)	(.25)	(6.01)	(6.26)	55.17	(23.58)	1,457	.34		.34		.48
8/31/2021	63.22	.23	18.12	18.35	(.33)	(2.74)	(3.07)	78.50	29.84	2,322	.34		.34		.34
8/31/2020	49.40	.37	17.24	17.61	(.51)	(3.28)	(3.79)	63.22	37.48	2,716	.35		.35		.72
8/31/2019	56.35	.43	(2.13)	(1.70)	(.43)	(4.82)	(5.25)	49.40	(1.08)	2,648	.37		.37		.86
8/31/2018	48.84	.40	10.72	11.12	(.38)	(3.23)	(3.61)	56.35	23.81	3,430	.37		.37		.77

Class R-6:
2/28/2023[5,6]	55.26	.25	— [9]	.25	(.36)	(1.84)	(2.20)	53.31	.71 [7]	35,917	.30	[8]	.30	[8]	.94 [8]
8/31/2022	78.63	.36	(17.42)	(17.06)	(.30)	(6.01)	(6.31)	55.26	(23.54)	36,396	.29		.29		.54
8/31/2021	63.32	.27	18.14	18.41	(.36)	(2.74)	(3.10)	78.63	29.90	46,741	.29		.29		.38
8/31/2020	49.48	.40	17.26	17.66	(.54)	(3.28)	(3.82)	63.32	37.53	38,573	.30		.30		.76
8/31/2019	56.44	.46	(2.13)	(1.67)	(.47)	(4.82)	(5.29)	49.48	(1.01)	32,028	.32		.32		.92
8/31/2018	48.91	.44	10.72	11.16	(.40)	(3.23)	(3.63)	56.44	23.88	31,562	.32		.32		.83

Refer to the end of the table for footnotes.

28	The Growth Fund of America

Financial highlights (continued)

	Six months ended	Year ended August 31,
	February 28, 2023[5,6,7]	2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes[13]	17%	30%	24%	28%	36%	28%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

The Growth Fund of America	29

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2022, through February 28, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	The Growth Fund of America

Expense example (continued)

	Beginning account value 9/1/2022	Ending account value 2/28/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,005.58	$3.18	.64%
Class A – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class C – actual return	1,000.00	1,001.77	6.85	1.38
Class C – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class T – actual return	1,000.00	1,006.76	1.84	.37
Class T – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class F-1 – actual return	1,000.00	1,005.35	3.28	.66
Class F-1 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 – actual return	1,000.00	1,006.59	2.04	.41
Class F-2 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class F-3 – actual return	1,000.00	1,007.12	1.49	.30
Class F-3 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 529-A – actual return	1,000.00	1,005.22	3.33	.67
Class 529-A – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 529-C – actual return	1,000.00	1,001.38	7.15	1.44
Class 529-C – assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class 529-E – actual return	1,000.00	1,004.12	4.52	.91
Class 529-E – assumed 5% return	1,000.00	1,020.28	4.56	.91
Class 529-T – actual return	1,000.00	1,006.65	2.09	.42
Class 529-T – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-F-1 – actual return	1,000.00	1,006.20	2.39	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 529-F-2 – actual return	1,000.00	1,006.59	1.94	.39
Class 529-F-2 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 529-F-3 – actual return	1,000.00	1,006.75	1.79	.36
Class 529-F-3 – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class R-1 – actual return	1,000.00	1,001.77	6.85	1.38
Class R-1 – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2 – actual return	1,000.00	1,001.55	6.95	1.40
Class R-2 – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2E – actual return	1,000.00	1,003.16	5.51	1.11
Class R-2E – assumed 5% return	1,000.00	1,019.29	5.56	1.11
Class R-3 – actual return	1,000.00	1,003.69	4.72	.95
Class R-3 – assumed 5% return	1,000.00	1,020.08	4.76	.95
Class R-4 – actual return	1,000.00	1,005.38	3.23	.65
Class R-4 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class R-5E – actual return	1,000.00	1,006.53	2.24	.45
Class R-5E – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-5 – actual return	1,000.00	1,006.82	1.74	.35
Class R-5 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class R-6 – actual return	1,000.00	1,007.08	1.49	.30
Class R-6 – assumed 5% return	1,000.00	1,023.31	1.51	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Growth Fund of America	31

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

32	The Growth Fund of America

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The Growth Fund of America	33

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34	The Growth Fund of America

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The Growth Fund of America	35

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36	The Growth Fund of America

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Growth Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Principal Executive Officer

Date: April 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: April 28, 2023

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: April 28, 2023